111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

April 1, 2020

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Massachusetts Investors Growth Stock Fund (the “Fund”) (File Nos. 2-14677 and 811-859)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Fund as certification that the Prospectus and the combined Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 105 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A.  The Amendment was filed electronically on March 26, 2020.

Please call the undersigned at (617) 954-5655 or Corey Bradley at (617) 954-4915 with any questions you may have.

Very truly yours,

WILLIAM B. WILSON
William B. Wilson
Associate Counsel and Assistant Vice President

WBW/mjy